INCOME TAXES (Income Before Provision For Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 182,097	$ 186,679	$ 258,905
Income (Loss) from Continuing Operations before Income Taxes, Foreign									(11,875)	21,829	27,482
Income before provision for income taxes	$ 55,015	$ 58,916	$ 41,142	$ 15,149	$ 67,662	$ 59,612	$ 48,268	$ 32,966	$ 170,222	$ 208,508	$ 286,387